Fair Value	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	Fair Value
The Plan's investments are measured at fair value on a recurring basis and include the following items:
Common/collective trusts: Composed of various funds whose diversified portfolio is comprised of foreign and domestic equities, fixed income securities and short-term investments. Investments are valued at the NAV of units held by the Plan at year-end as a practical expedient and have not been classified in the fair value hierarchy. There are currently no redemption restrictions or other significant restrictions preventing the sale of these investments. In the normal course of business these funds may enter into contracts that contain a variety of representations which provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds that have not yet occurred. However, the risk of loss is expected to be remote.
Corporate stock: Valued at the closing price reported on the active market in which the individual securities are traded. Automated quotes are provided by multiple pricing services and validated by the Plan custodian. These securities are traded on exchanges and classified as a Level 1 measurement in the fair value hierarchy.
Short-term investment funds: Composed of various funds whose portfolio is comprised of foreign and domestic currencies as well as short-term securities. Investments are valued at the NAV of units held by the Plan at year-end and have not been classified in the fair value hierarchy. There are currently no redemption restrictions or other significant restrictions preventing the sale of these investments. In the normal course of business these funds may enter into contracts that contain a variety of representations which provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds that have not yet occurred. However, the risk of loss is expected to be remote.
The fair values of plan investments are as follows:

	As of December 31,
	2025	2024
	(In $ thousands)
Investments
Common/collective trusts	1,118,619	907,946
Corporate stock	10,043	13,886
Short-term investment funds	76,095	61,062
Total investments, at fair value	1,204,757	982,894